FINANCING AND LOANS - Legal Action (Details) - ELETROPAULO/CTEEP - BRL (R$) R$ in Thousands			12 Months Ended
	Feb. 01, 2018	Jan. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
Amount receivable from other party on settlement of legal action		R$ 1,400,000
Receivable from settlement after final res judicata		250,000
Receivable from settlement after final res judicata, each installment value		300,000
Receivable from settlement after 48 months of final res judicata		250,000
Interest rate applicable over CDI for each installment	1.00%
Payment of legal fees		R$ 100,000
Percentage of legal fees to be paid after res judicata of judicial homologation of agreement		50.00%
Period after which remaining percentage of legal fees to be paid		60 months
Credits from court action under loans and financing			R$ 1,491,810	R$ 351,054